Financial Instruments - Schedule of Financial Assets and Liabilities Recorded in the Financial Statements (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Financial assets
Investment in equity-accounted joint venture	$ 107,856,418	$ 5,000,000
Total assets recognised at fair value	107,856,418	5,000,000
Financial liabilities
Warrants liability	40,919,123	37,864,064
Total liabilities recognised at fair value	40,919,123	37,864,064
Level 1 [Member]
Financial assets
Investment in equity-accounted joint venture
Total assets recognised at fair value
Financial liabilities
Warrants liability	3,529,803	2,340,413
Total liabilities recognised at fair value	3,529,803	2,340,413
Level 2 [Member]
Financial assets
Investment in equity-accounted joint venture
Total assets recognised at fair value
Financial liabilities
Warrants liability
Total liabilities recognised at fair value
Level 3 [Member]
Financial assets
Investment in equity-accounted joint venture	107,856,418	5,000,000
Total assets recognised at fair value	107,856,418	5,000,000
Financial liabilities
Warrants liability	37,389,320	35,523,651
Total liabilities recognised at fair value	$ 37,389,320	$ 35,523,651